SUMMARY OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Offsetting Assets [Line Items]
Options Outstanding, Intrinsic Value		$ 27	$ 4	$ 1
Options Exercisable, Intrinsic Value		$ 15
Exercise Price Range One [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	$ 24.00	$ 24.00
Exercise Price Range, upper limit	$ 80.00	$ 800.00
Number Outstanding, Options Outstanding	8,407	9,098
Weighted Average Remaining Contractual, Options Outstanding	8 years 18 days	8 years 5 months 4 days
Weighted Average Exercise Price, Options Outstanding	$ 43.20	$ 84.80
Options Outstanding, Intrinsic Value		$ 27
Number Outstanding, Options Exercisable	3,375	3,630
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	7 years 11 months 12 days	8 years 2 months 23 days
Weighted Average Exercise Price, Options Exercisable	$ 40.00	$ 112.00
Options Exercisable, Intrinsic Value		$ 15
Exercise Price Range Two [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	80.01	$ 800.01
Exercise Price Range, upper limit	$ 800.00	$ 8,000.00
Number Outstanding, Options Outstanding	692	1,130
Weighted Average Remaining Contractual, Options Outstanding	6 years 6 months 21 days	6 years 2 months 19 days
Weighted Average Exercise Price, Options Outstanding	$ 597.60	$ 2,321.60
Number Outstanding, Options Exercisable	681	1,130
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	6 years 6 months 18 days	6 years 2 months 19 days
Weighted Average Exercise Price, Options Exercisable	$ 604.80	$ 2,321.60
Exercise Price Range Three [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	800.01	8,000.01
Exercise Price Range, upper limit	$ 8,000.00	$ 16,000
Number Outstanding, Options Outstanding	1,130	637
Weighted Average Remaining Contractual, Options Outstanding	5 years 8 months 23 days	3 years 5 months 19 days
Weighted Average Exercise Price, Options Outstanding	$ 2,321.60	$ 12,973.60
Number Outstanding, Options Exercisable	1,130	637
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	5 years 8 months 23 days	3 years 5 months 19 days
Weighted Average Exercise Price, Options Exercisable	$ 2,321.60	$ 12,973.60
Exercise Price Range Four [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	8,000.01	16,000.01
Exercise Price Range, upper limit	$ 20,664.00	$ 22,200,000.00
Number Outstanding, Options Outstanding	872	309
Weighted Average Remaining Contractual, Options Outstanding	2 years 9 months 29 days	2 years 2 months 19 days
Weighted Average Exercise Price, Options Outstanding	$ 14,040.80	$ 18,188.00
Number Outstanding, Options Exercisable	872	309
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	2 years 9 months 29 days	2 years 2 months 19 days
Weighted Average Exercise Price, Options Exercisable	$ 14,040.80	$ 18,188.00